AST SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.1%
Common Stocks — 95.1%
Aerospace & Defense — 3.6%
AAR Corp.*	46,965	$3,069,632
AeroVironment, Inc.*(a)	57,875	11,603,937
Axon Enterprise, Inc.*	13,872	5,543,251
BWX Technologies, Inc.	21,102	2,293,787
Curtiss-Wright Corp.	11,108	3,651,089
Embraer SA (Brazil), ADR*(a)	85,342	3,018,547
Kratos Defense & Security Solutions, Inc.*(a)	180,884	4,214,597
Leonardo DRS, Inc.*	80,750	2,278,765
Loar Holdings, Inc.*(a)	23,479	1,751,299
Moog, Inc. (Class A Stock)	17,832	3,602,421
		41,027,325
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.*(a)	30,654	1,596,154
Automobile Components — 1.7%
Lear Corp.(a)	22,994	2,509,795
Modine Manufacturing Co.*(a)	103,667	13,765,941
Visteon Corp.*	32,692	3,113,586
		19,389,322
Banks — 1.9%
Axos Financial, Inc.*	46,679	2,935,176
Bancorp, Inc. (The)*	41,325	2,210,887
Columbia Banking System, Inc.(a)	52,324	1,366,180
First Bancorp	39,404	1,638,812
First Financial Bankshares, Inc.	11,770	435,608
Fulton Financial Corp.	122,309	2,217,462
Popular, Inc. (Puerto Rico)	16,041	1,608,431
Prosperity Bancshares, Inc.(a)	21,673	1,561,973
SouthState Corp.	17,567	1,707,161
UMB Financial Corp.	11,401	1,198,359
Western Alliance Bancorp	23,446	2,027,845
Wintrust Financial Corp.	25,581	2,776,306
		21,684,200
Beverages — 0.4%
MGP Ingredients, Inc.(a)	13,152	1,094,904
Vita Coco Co., Inc. (The)*(a)	111,510	3,156,848
		4,251,752
Biotechnology — 12.6%
ACADIA Pharmaceuticals, Inc.*	58,264	896,100
Akero Therapeutics, Inc.*(a)	52,119	1,495,294
Amicus Therapeutics, Inc.*	276,018	2,947,872
AnaptysBio, Inc.*	25,400	850,900
Annexon, Inc.*	73,796	436,872
Apellis Pharmaceuticals, Inc.*	25,811	744,389
Apogee Therapeutics, Inc.*(a)	98,239	5,770,559
Arcellx, Inc.*(a)	38,080	3,180,061
Arcturus Therapeutics Holdings, Inc.*(a)	27,044	627,691
Arrowhead Pharmaceuticals, Inc.*(a)	29,958	580,286
Ascendis Pharma A/S (Denmark), ADR*	11,159	1,666,150
Avid Bioservices, Inc.*	128,747	1,465,141
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Avidity Biosciences, Inc.*(a)	73,085	$3,356,794
BioAtla, Inc.*	38,508	67,774
Biohaven Ltd.*	40,510	2,024,285
Blueprint Medicines Corp.*(a)	64,871	6,000,568
Bridgebio Pharma, Inc.*	171,079	4,355,671
Cabaletta Bio, Inc.*(a)	128,298	605,567
Celldex Therapeutics, Inc.*(a)	43,378	1,474,418
CG oncology, Inc.*	18,161	685,215
Crinetics Pharmaceuticals, Inc.*	178,233	9,107,706
Cytokinetics, Inc.*	19,236	1,015,661
Disc Medicine, Inc.*	24,920	1,224,569
Halozyme Therapeutics, Inc.*(a)	40,025	2,291,031
Ideaya Biosciences, Inc.*	59,195	1,875,298
Immunocore Holdings PLC (United Kingdom), ADR*(a)	47,482	1,478,115
Immunome, Inc.*(a)	86,810	1,269,162
Immunovant, Inc.*(a)	92,950	2,650,005
Insmed, Inc.*	132,255	9,654,615
Ironwood Pharmaceuticals, Inc.*	57,001	234,844
KalVista Pharmaceuticals, Inc.*(a)	79,835	924,489
Keros Therapeutics, Inc.*	13,820	802,527
Krystal Biotech, Inc.*(a)	15,649	2,848,587
Kymera Therapeutics, Inc.*	101,355	4,797,132
Kyverna Therapeutics, Inc.*(a)	16,800	82,152
Legend Biotech Corp., ADR*(a)	21,327	1,039,265
Madrigal Pharmaceuticals, Inc.*(a)	2,488	528,003
Merus NV (Netherlands)*(a)	35,396	1,768,384
MoonLake Immunotherapeutics*(a)	24,180	1,219,156
Natera, Inc.*	44,670	5,670,857
Neurocrine Biosciences, Inc.*	9,868	1,136,991
Nuvalent, Inc. (Class A Stock)*	57,478	5,879,999
Olema Pharmaceuticals, Inc.*(a)	95,980	1,146,001
Prelude Therapeutics, Inc.*(a)	37,169	76,940
Protagonist Therapeutics, Inc.*	59,492	2,677,140
Prothena Corp. PLC (Ireland)*	12,268	205,244
REVOLUTION Medicines, Inc.*	45,280	2,053,448
Rhythm Pharmaceuticals, Inc.*(a)	56,762	2,973,761
Soleno Therapeutics, Inc.*	28,600	1,444,014
SpringWorks Therapeutics, Inc.*	83,295	2,668,772
Spyre Therapeutics, Inc.*	31,107	914,857
Travere Therapeutics, Inc.*	136,645	1,911,664
Twist Bioscience Corp.*	37,060	1,674,371
Ultragenyx Pharmaceutical, Inc.*	128,946	7,162,950
Vaxcyte, Inc.*(a)	94,459	10,793,830
Vericel Corp.*	39,200	1,656,200
Viking Therapeutics, Inc.*(a)	90,666	5,740,064
Xencor, Inc.*	32,011	643,741
Xenon Pharmaceuticals, Inc. (Canada)*	88,267	3,475,072
		143,948,224
Broadline Retail — 0.8%
Global-e Online Ltd. (Israel)*(a)	62,800	2,414,032
Ollie’s Bargain Outlet Holdings, Inc.*	72,755	7,071,786
		9,485,818
Building Products — 2.1%
AAON, Inc.(a)	54,939	5,924,622
A1

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
AZEK Co., Inc. (The)*	173,493	$8,119,472
CSW Industrials, Inc.	819	300,073
Simpson Manufacturing Co., Inc.	28,607	5,471,661
Tecnoglass, Inc.(a)	27,100	1,860,686
Zurn Elkay Water Solutions Corp.	59,540	2,139,868
		23,816,382
Capital Markets — 1.7%
DigitalBridge Group, Inc.(a)	160,379	2,266,155
Evercore, Inc. (Class A Stock)(a)	7,566	1,916,771
GCM Grosvenor, Inc. (Class A Stock)(a)	158,406	1,793,156
Hamilton Lane, Inc. (Class A Stock)	21,296	3,586,034
Moelis & Co. (Class A Stock)(a)	48,961	3,354,318
Trinity Capital, Inc.(a)	73,744	1,000,706
WisdomTree, Inc.(a)	561,661	5,610,993
		19,528,133
Chemicals — 0.7%
Aspen Aerogels, Inc.*(a)	122,302	3,386,542
Axalta Coating Systems Ltd.*	44,982	1,627,899
Balchem Corp.	7,370	1,297,120
Element Solutions, Inc.	63,197	1,716,430
		8,027,991
Commercial Services & Supplies — 1.6%
ACV Auctions, Inc. (Class A Stock)*(a)	117,086	2,380,358
Boyd Group Services, Inc. (Canada)	3,891	589,670
GFL Environmental, Inc.(a)	97,944	3,906,007
Montrose Environmental Group, Inc.*	77,751	2,044,851
MSA Safety, Inc.	10,470	1,856,750
RB Global, Inc. (Canada)(a)	51,987	4,184,434
Tetra Tech, Inc.(a)	71,160	3,355,906
		18,317,976
Communications Equipment — 0.2%
Applied Optoelectronics, Inc.*(a)	34,785	497,773
Lumentum Holdings, Inc.*(a)	34,129	2,163,096
		2,660,869
Construction & Engineering — 1.4%
Comfort Systems USA, Inc.	15,107	5,897,017
Construction Partners, Inc. (Class A Stock)*	14,809	1,033,668
EMCOR Group, Inc.	3,322	1,430,221
MasTec, Inc.*	24,557	3,022,967
Primoris Services Corp.	33,570	1,949,745
Sterling Infrastructure, Inc.*	14,889	2,159,203
		15,492,821
Construction Materials — 1.0%
Knife River Corp.*	35,631	3,185,055
Summit Materials, Inc. (Class A Stock)*	214,094	8,356,089
		11,541,144
Consumer Finance — 0.5%
FirstCash Holdings, Inc.	24,860	2,853,928
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
LendingTree, Inc.*(a)	25,390	$1,473,382
Upstart Holdings, Inc.*(a)	24,746	990,087
		5,317,397
Consumer Staples Distribution & Retail — 1.1%
Performance Food Group Co.*	40,395	3,165,756
Sprouts Farmers Market, Inc.*	34,774	3,839,397
US Foods Holding Corp.*	85,227	5,241,461
		12,246,614
Containers & Packaging — 0.4%
AptarGroup, Inc.	14,443	2,313,624
Graphic Packaging Holding Co.(a)	70,888	2,097,576
		4,411,200
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.*	9,293	1,302,228
Duolingo, Inc.*(a)	8,656	2,441,165
European Wax Center, Inc. (Class A Stock)*	213,102	1,449,094
Stride, Inc.*(a)	18,363	1,566,547
		6,759,034
Diversified Telecommunication Services — 0.2%
Cogent Communications Holdings, Inc.(a)	23,434	1,779,109
Electrical Equipment — 0.8%
Enovix Corp.*(a)	124,963	1,167,155
NEXTracker, Inc. (Class A Stock)*(a)	69,040	2,587,619
nVent Electric PLC	59,005	4,145,691
Powell Industries, Inc.(a)	5,700	1,265,343
		9,165,808
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc.	26,272	2,764,865
Arlo Technologies, Inc.*	76,853	930,690
Badger Meter, Inc.	12,709	2,775,773
Coherent Corp.*	55,332	4,919,568
Fabrinet (Thailand)*	29,718	7,026,524
Itron, Inc.*	73,402	7,840,068
Littelfuse, Inc.	8,992	2,385,128
Napco Security Technologies, Inc.	47,306	1,914,001
TTM Technologies, Inc.*	68,294	1,246,365
		31,802,982
Energy Equipment & Services — 1.2%
Cactus, Inc. (Class A Stock)(a)	26,142	1,559,893
Expro Group Holdings NV*	92,981	1,596,484
TechnipFMC PLC (United Kingdom)	200,472	5,258,380
Tidewater, Inc.*	28,949	2,078,249
Weatherford International PLC (XNGS)	22,618	1,920,721
Weatherford International PLC (XLON)	20,510	1,741,709
		14,155,436
Entertainment — 0.1%
Vivid Seats, Inc. (Class A Stock)*(a)	233,857	865,271

A2

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services — 2.0%
Essent Group Ltd.	22,451	$1,443,375
Euronet Worldwide, Inc.*	26,730	2,652,418
Flywire Corp.*	157,153	2,575,738
Payoneer Global, Inc.*	363,340	2,735,950
Remitly Global, Inc.*(a)	229,145	3,068,251
Shift4 Payments, Inc. (Class A Stock)*(a)	86,241	7,640,953
Walker & Dunlop, Inc.(a)	24,900	2,828,391
		22,945,076
Food Products — 1.6%
Freshpet, Inc.*	81,412	11,134,719
Oatly Group AB, ADR*(a)	511,181	436,753
Utz Brands, Inc.(a)	224,451	3,972,783
Vital Farms, Inc.*	65,228	2,287,546
		17,831,801
Ground Transportation — 1.3%
Knight-Swift Transportation Holdings, Inc.(a)	96,744	5,219,339
RXO, Inc.*(a)	216,501	6,062,028
Saia, Inc.*	5,444	2,380,443
XPO, Inc.*	11,099	1,193,254
		14,855,064
Health Care Equipment & Supplies — 4.2%
Alphatec Holdings, Inc.*(a)	86,080	478,605
Artivion, Inc.*	42,968	1,143,808
AtriCure, Inc.*	16,517	463,137
CVRx, Inc.*(a)	47,470	418,211
Envista Holdings Corp.*	65,608	1,296,414
Fractyl Health, Inc.*(a)	67,077	169,705
Glaukos Corp.*	40,601	5,289,498
Globus Medical, Inc. (Class A Stock)*	23,380	1,672,605
Inspire Medical Systems, Inc.*	7,609	1,605,879
Integer Holdings Corp.*	17,850	2,320,500
Lantheus Holdings, Inc.*(a)	33,269	3,651,273
LivaNova PLC*	65,956	3,465,328
Merit Medical Systems, Inc.*	28,320	2,798,866
Orthofix Medical, Inc.*	65,081	1,016,565
Penumbra, Inc.*(a)	10,296	2,000,616
PROCEPT BioRobotics Corp.*(a)	46,255	3,705,950
RxSight, Inc.*	46,569	2,301,906
SI-BONE, Inc.*	60,040	839,359
Tandem Diabetes Care, Inc.*	84,053	3,564,688
TransMedics Group, Inc.*(a)	53,559	8,408,763
UFP Technologies, Inc.*	5,622	1,780,487
		48,392,163
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.*	25,706	1,630,018
HealthEquity, Inc.*	66,948	5,479,694
NeoGenomics, Inc.*(a)	196,463	2,897,829
RadNet, Inc.*	168,275	11,676,602
Surgery Partners, Inc.*(a)	125,387	4,042,477
		25,726,620
	Shares	Value
Common Stocks (continued)
Health Care Technology — 0.6%
Certara, Inc.*	247,200	$2,894,712
Definitive Healthcare Corp.*	378,570	1,692,208
Schrodinger, Inc.*(a)	122,969	2,281,075
		6,867,995
Hotel & Resort REITs — 0.5%
Ryman Hospitality Properties, Inc.	53,597	5,747,742
Hotels, Restaurants & Leisure — 3.1%
BJ’s Restaurants, Inc.*	62,158	2,023,865
Cava Group, Inc.*	26,240	3,249,824
Churchill Downs, Inc.(a)	28,277	3,823,333
Dutch Bros, Inc. (Class A Stock)*	65,604	2,101,296
First Watch Restaurant Group, Inc.*	93,300	1,455,480
Genius Sports Ltd. (United Kingdom)*	470,551	3,689,120
Jack in the Box, Inc.(a)	18,941	881,514
Krispy Kreme, Inc.(a)	71,537	768,307
Life Time Group Holdings, Inc.*(a)	106,900	2,610,498
Light & Wonder, Inc.*	7,937	720,124
Portillo’s, Inc. (Class A Stock)*(a)	115,926	1,561,523
Sabre Corp.*	295,957	1,086,162
Shake Shack, Inc. (Class A Stock)*	29,408	3,035,200
Sweetgreen, Inc. (Class A Stock)*(a)	146,159	5,181,337
Wingstop, Inc.	6,636	2,761,107
		34,948,690
Household Durables — 1.8%
Champion Homes, Inc.*	56,954	5,402,087
Installed Building Products, Inc.(a)	9,929	2,445,215
M/I Homes, Inc.*	13,490	2,311,646
Meritage Homes Corp.	17,380	3,564,117
TopBuild Corp.*	16,678	6,784,777
		20,507,842
Industrial REITs — 0.5%
STAG Industrial, Inc.	49,302	1,927,215
Terreno Realty Corp.(a)	62,195	4,156,492
		6,083,707
Insurance — 2.4%
Baldwin Insurance Group, Inc. (The) (Class A Stock)*	140,121	6,978,026
Bowhead Specialty Holdings, Inc.*	43,373	1,214,878
HCI Group, Inc.(a)	14,814	1,585,987
Kemper Corp.	28,758	1,761,427
Oscar Health, Inc. (Class A Stock)*	74,287	1,575,627
Palomar Holdings, Inc.*	80,472	7,618,284
Selective Insurance Group, Inc.	11,427	1,066,139
Skyward Specialty Insurance Group, Inc.*	120,696	4,915,948
Stewart Information Services Corp.	5,916	442,162
		27,158,478
Interactive Media & Services — 0.6%
EverQuote, Inc. (Class A Stock)*	58,952	1,243,298
MediaAlpha, Inc. (Class A Stock)*	68,960	1,248,866
QuinStreet, Inc.*	58,671	1,122,376

A3

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Reddit, Inc. (Class A Stock)*	47,730	$3,146,361
		6,760,901
IT Services — 1.0%
Core Scientific, Inc.*(a)	102,568	1,216,457
Couchbase, Inc.*	89,752	1,446,802
DigitalOcean Holdings, Inc.*	41,073	1,658,938
Globant SA*(a)	8,110	1,606,915
Wix.com Ltd. (Israel)*	29,833	4,987,183
		10,916,295
Leisure Products — 0.3%
Brunswick Corp.	34,880	2,923,642
Funko, Inc. (Class A Stock)*	79,655	973,384
		3,897,026
Life Sciences Tools & Services — 1.2%
Adaptive Biotechnologies Corp.*(a)	172,159	881,454
Bio-Techne Corp.	41,866	3,346,349
Gerresheimer AG (Germany)	19,860	1,772,717
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	116,568	968,680
Medpace Holdings, Inc.*	2,315	772,747
Oxford Nanopore Technologies PLC (United Kingdom)*	337,449	716,032
QIAGEN NV*	74,892	3,412,829
Quanterix Corp.*(a)	70,562	914,484
Repligen Corp.*(a)	7,088	1,054,836
		13,840,128
Machinery — 3.1%
Allison Transmission Holdings, Inc.	18,556	1,782,675
Atmus Filtration Technologies, Inc.	45,500	1,707,615
Chart Industries, Inc.*(a)	53,894	6,690,401
Crane Co.	48,459	7,670,090
Federal Signal Corp.	30,408	2,841,932
Flowserve Corp.	63,924	3,304,232
SPX Technologies, Inc.*	65,577	10,456,908
Watts Water Technologies, Inc. (Class A Stock)	5,190	1,075,316
		35,529,169
Marine Transportation — 0.2%
Kirby Corp.*	17,120	2,096,002
Media — 0.1%
Magnite, Inc.*	86,408	1,196,751
Metals & Mining — 1.7%
ATI, Inc.*	134,716	9,013,848
Carpenter Technology Corp.	47,968	7,654,733
Pan American Silver Corp. (Canada)(a)	115,208	2,404,391
		19,072,972
Oil, Gas & Consumable Fuels — 1.7%
Antero Resources Corp.*	73,204	2,097,295
Cameco Corp. (Canada)(a)	37,475	1,789,806
Gulfport Energy Corp.*	13,740	2,079,549
Matador Resources Co.	81,395	4,022,541
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Northern Oil & Gas, Inc.(a)	52,618	$1,863,203
Permian Resources Corp.	176,706	2,404,969
SM Energy Co.(a)	43,279	1,729,862
Uranium Energy Corp.*(a)	242,286	1,504,596
Viper Energy, Inc.(a)	51,012	2,301,151
		19,792,972
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	28,000	3,008,880
Passenger Airlines — 0.1%
Sun Country Airlines Holdings, Inc.*	86,593	970,707
Personal Care Products — 0.6%
BellRing Brands, Inc.*	89,877	5,457,332
elf Beauty, Inc.*	10,708	1,167,493
		6,624,825
Pharmaceuticals — 1.9%
Arvinas, Inc.*	22,101	544,348
BioAge Labs, Inc.*	27,449	570,939
Collegium Pharmaceutical, Inc.*	123,496	4,771,886
Edgewise Therapeutics, Inc.*	36,622	977,441
Harmony Biosciences Holdings, Inc.*	41,272	1,650,880
Intra-Cellular Therapies, Inc.*	76,639	5,607,676
Longboard Pharmaceuticals, Inc.*	62,128	2,070,726
Optinose, Inc.*	204,726	137,166
Structure Therapeutics, Inc., ADR*(a)	43,205	1,896,268
Tarsus Pharmaceuticals, Inc.*	13,325	438,259
WaVe Life Sciences Ltd.*	372,066	3,050,941
		21,716,530
Professional Services — 3.2%
CACI International, Inc. (Class A Stock)*	10,304	5,198,986
ExlService Holdings, Inc.*	51,928	1,981,053
First Advantage Corp.*(a)	120,918	2,400,222
Jacobs Solutions, Inc.	25,600	3,351,040
KBR, Inc.	54,772	3,567,300
Korn Ferry	17,749	1,335,435
Maximus, Inc.	9,820	914,831
NV5 Global, Inc.*	28,414	2,656,141
Parsons Corp.*	49,511	5,133,301
Paylocity Holding Corp.*	11,930	1,968,092
TriNet Group, Inc.	45,138	4,377,032
UL Solutions, Inc. (Class A Stock)	62,757	3,093,920
		35,977,353
Real Estate Management & Development — 0.2%
Compass, Inc. (Class A Stock)*	261,412	1,597,227
Corp. Inmobiliaria Vesta SAB de CV (Mexico), ADR	21,576	581,258
		2,178,485
Residential REITs — 0.2%
Independence Realty Trust, Inc.(a)	116,851	2,395,445
Semiconductors & Semiconductor Equipment — 5.5%
Allegro MicroSystems, Inc. (Japan)*(a)	92,129	2,146,606

A4

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Astera Labs, Inc.*(a)	20,606	$1,079,548
Credo Technology Group Holding Ltd.*	276,565	8,518,202
FormFactor, Inc.*	124,544	5,729,024
Impinj, Inc.*(a)	43,566	9,432,910
Kulicke & Soffa Industries, Inc. (Singapore)	42,326	1,910,172
MACOM Technology Solutions Holdings, Inc.*(a)	35,269	3,924,029
Nova Ltd. (Israel)*	7,880	1,641,719
Onto Innovation, Inc.*	30,018	6,230,536
PDF Solutions, Inc.*	88,789	2,812,835
Rambus, Inc.*	51,368	2,168,757
Semtech Corp.*	194,653	8,887,856
SiTime Corp.*	8,070	1,384,086
SkyWater Technology, Inc.*(a)	110,895	1,006,927
Synaptics, Inc.*(a)	19,064	1,478,985
Universal Display Corp.(a)	18,584	3,900,782
		62,252,974
Software — 10.4%
Agilysys, Inc.*	20,923	2,279,979
Alkami Technology, Inc.*	119,795	3,778,334
Altair Engineering, Inc. (Class A Stock)*(a)	64,430	6,153,709
Appfolio, Inc. (Class A Stock)*	25,179	5,927,137
Box, Inc. (Class A Stock)*	59,365	1,943,016
Braze, Inc. (Class A Stock)*	96,517	3,121,360
CCC Intelligent Solutions Holdings, Inc.*	355,013	3,922,894
Clear Secure, Inc. (Class A Stock)(a)	21,465	711,350
Clearwater Analytics Holdings, Inc. (Class A Stock)*	106,690	2,693,922
CommVault Systems, Inc.*	22,435	3,451,625
Confluent, Inc. (Class A Stock)*	105,996	2,160,198
CyberArk Software Ltd.*	27,715	8,081,971
DoubleVerify Holdings, Inc.*	12,515	210,753
Elastic NV*	24,439	1,875,938
Five9, Inc.*	101,792	2,924,484
Gitlab, Inc. (Class A Stock)*	80,390	4,143,301
Guidewire Software, Inc.*	26,924	4,925,476
InterDigital, Inc.(a)	13,473	1,908,181
JFrog Ltd. (Israel)*	70,606	2,050,398
Kinaxis, Inc. (Canada)*	14,520	1,724,965
Life360, Inc.*(a)	18,434	725,378
Monday.com Ltd.*	13,267	3,685,175
Nutanix, Inc. (Class A Stock)*	29,183	1,729,093
Onestream, Inc.*(a)	41,777	1,416,240
Q2 Holdings, Inc.*(a)	122,832	9,798,309
QXO, Inc. (PIPE)	130,360	2,055,777
Rubrik, Inc. (Class A Stock)*(a)	35,086	1,128,015
SentinelOne, Inc. (Class A Stock)*(a)	147,236	3,521,885
Smartsheet, Inc. (Class A Stock)*	25,030	1,385,661
Sprout Social, Inc. (Class A Stock)*(a)	77,202	2,244,262
Tenable Holdings, Inc.*	77,080	3,123,282
Terawulf, Inc.*(a)	323,167	1,512,422
Varonis Systems, Inc.*(a)	282,313	15,950,684
Vertex, Inc. (Class A Stock)*(a)	36,960	1,423,330
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Zeta Global Holdings Corp. (Class A Stock)*(a)	135,839	$4,052,077
Zuora, Inc. (Class A Stock)*	129,205	1,113,747
		118,854,328
Specialized REITs — 0.1%
National Storage Affiliates Trust(a)	29,890	1,440,698
Specialty Retail — 1.5%
Abercrombie & Fitch Co. (Class A Stock)*	8,875	1,241,612
American Eagle Outfitters, Inc.(a)	179,870	4,027,289
Arhaus, Inc.(a)	138,225	1,701,550
Boot Barn Holdings, Inc.*(a)	10,934	1,829,040
Carvana Co.*(a)	14,355	2,499,349
Chewy, Inc. (Class A Stock)*	33,067	968,532
Lithia Motors, Inc.	3,010	956,096
National Vision Holdings, Inc.*	88,368	964,095
RH*(a)	4,420	1,478,181
Wayfair, Inc. (Class A Stock)*(a)	24,950	1,401,691
		17,067,435
Technology Hardware, Storage & Peripherals — 0.4%
Corsair Gaming, Inc.*	236,590	1,646,667
Pure Storage, Inc. (Class A Stock)*(a)	55,143	2,770,384
		4,417,051
Textiles, Apparel & Luxury Goods — 0.7%
Skechers USA, Inc. (Class A Stock)*	52,674	3,524,944
Under Armour, Inc. (Class C Stock)*	511,830	4,278,899
		7,803,843
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc.	19,679	4,390,975
Beacon Roofing Supply, Inc.*	15,188	1,312,699
Boise Cascade Co.	17,489	2,465,599
FTAI Aviation Ltd.(a)	136,486	18,138,990
		26,308,263

Total Common Stocks (cost $884,156,840)		1,082,455,173
Unaffiliated Exchange-Traded Funds — 3.0%
iShares Russell 2000 Growth ETF	70,766	20,097,544
Vanguard Small-Cap Growth ETF	52,952	14,157,776

Total Unaffiliated Exchange-Traded Funds (cost $32,463,839)		34,255,320

	Units
Warrants* — 0.0%
Pharmaceuticals
Optinose, Inc., expiring 11/23/27	66,494	1
(cost $665)

Total Long-Term Investments (cost $916,621,344)		1,116,710,494

A5

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Short-Term Investments — 23.4%
Affiliated Mutual Funds — 22.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	6,387,939	$6,387,939
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $246,408,580; includes $245,480,343 of cash collateral for securities on loan)(b)(wb)	246,534,906	246,436,292

Total Affiliated Mutual Funds (cost $252,796,519)		252,824,231

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 0.8%
Federal Home Loan Bank
4.250%	10/01/24	9,050	9,048,763
(cost $9,050,000)

	Shares
Unaffiliated Fund — 0.4%
BlackRock Liquidity FedFund (7-day effective yield 4.833%) (Institutional Shares)	4,194,227	4,194,227
(cost $4,194,227)

Total Short-Term Investments (cost $266,040,746)		266,067,221

TOTAL INVESTMENTS—121.5% (cost $1,182,662,090)		1,382,777,715

Liabilities in excess of other assets — (21.5)%		(244,435,626)

Net Assets — 100.0%		$1,138,342,089

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PIPE	Private Investments in Public Equity
REITs	Real Estate Investment Trust
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $240,917,208; cash collateral of $245,480,343 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6